Income Taxes (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Major Components of Income Tax Expense

For the six-month period ended June 30, 2019 and 2018, the major components of income tax expense are:

	June 30, 2019		June 30 ,2018
Current tax expense	Ps.	5,059	Ps.	5,159
Deferred tax expense:		(950)		(338)

	Ps.	4,109	Ps.	4,821